STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 28, 2024 shares	Dec. 31, 2023 USD ($) vote grantee $ / shares shares	Jan. 01, 2023 USD ($) $ / shares shares	Jan. 02, 2022 USD ($) $ / shares	Aug. 03, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of grantees affected by modification | grantee		8
Total stock-based compensation expense		$ 18,326	$ 14,580	$ 7,231
Inventory
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		2,000	200	0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock units vested		13,400	$ 13,100	$ 14,500
Unrecognized stock-based compensation		$ 48,700
Unrecognized stock-based compensation, period for recognition		2 years
Restricted Stock Units (RSUs) And Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in USD per share) | $ / shares		$ 15.60	$ 15.34	$ 25.51
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized | shares					3,889,754
Annual increase percentage		3.00%
Shares withheld for tax withholding obligation (in shares) | shares		7,864	32,875
2020 Plan | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized | shares	1,348,978
2020 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	4 years
New PSU Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target period		3 years
Transformation PSU Grant 40% | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		40.00%
Number of installments | vote		2
Performance target period		1 year
Transformation PSU Grant 60% | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		60.00%
Number of installments | vote		2
Performance target period		2 years
Transformation Incentive Plan (TIP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reversal of share-based payment liability		$ 1,700